Asset Quality - Schedule of Amortized Cost Basis of Modified Loans That Subsequently Defaulted (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Allowance for Credit Loss [Line Items]
Financial receivable, modifications, subsequent default, recorded investment	$ 27	$ 37	$ 11
Interest Rate Reduction
Financing Receivable, Allowance for Credit Loss [Line Items]
Financial receivable, modifications, subsequent default, recorded investment	0	11	0
Term Extension
Financing Receivable, Allowance for Credit Loss [Line Items]
Financial receivable, modifications, subsequent default, recorded investment	20	22	7
Other
Financing Receivable, Allowance for Credit Loss [Line Items]
Financial receivable, modifications, subsequent default, recorded investment	6	0	1
Combination
Financing Receivable, Allowance for Credit Loss [Line Items]
Financial receivable, modifications, subsequent default, recorded investment	1	4	3
Total commercial loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Financial receivable, modifications, subsequent default, recorded investment	25	34	11
Total commercial loans | Interest Rate Reduction
Financing Receivable, Allowance for Credit Loss [Line Items]
Financial receivable, modifications, subsequent default, recorded investment	0	11	0
Total commercial loans | Term Extension
Financing Receivable, Allowance for Credit Loss [Line Items]
Financial receivable, modifications, subsequent default, recorded investment	20	22	7
Total commercial loans | Other
Financing Receivable, Allowance for Credit Loss [Line Items]
Financial receivable, modifications, subsequent default, recorded investment	5	0	1
Total commercial loans | Combination
Financing Receivable, Allowance for Credit Loss [Line Items]
Financial receivable, modifications, subsequent default, recorded investment	0	1	3
Total commercial loans | Commercial and Industrial
Financing Receivable, Allowance for Credit Loss [Line Items]
Financial receivable, modifications, subsequent default, recorded investment	7	23	10
Total commercial loans | Commercial and Industrial | Interest Rate Reduction
Financing Receivable, Allowance for Credit Loss [Line Items]
Financial receivable, modifications, subsequent default, recorded investment	0	0	0
Total commercial loans | Commercial and Industrial | Term Extension
Financing Receivable, Allowance for Credit Loss [Line Items]
Financial receivable, modifications, subsequent default, recorded investment	2	22	7
Total commercial loans | Commercial and Industrial | Other
Financing Receivable, Allowance for Credit Loss [Line Items]
Financial receivable, modifications, subsequent default, recorded investment	5	0	0
Total commercial loans | Commercial and Industrial | Combination
Financing Receivable, Allowance for Credit Loss [Line Items]
Financial receivable, modifications, subsequent default, recorded investment	0	1	3
Total commercial loans | Real estate — commercial mortgage
Financing Receivable, Allowance for Credit Loss [Line Items]
Financial receivable, modifications, subsequent default, recorded investment	18	11	1
Total commercial loans | Real estate — commercial mortgage | Interest Rate Reduction
Financing Receivable, Allowance for Credit Loss [Line Items]
Financial receivable, modifications, subsequent default, recorded investment	0	11	0
Total commercial loans | Real estate — commercial mortgage | Term Extension
Financing Receivable, Allowance for Credit Loss [Line Items]
Financial receivable, modifications, subsequent default, recorded investment	18	0	0
Total commercial loans | Real estate — commercial mortgage | Other
Financing Receivable, Allowance for Credit Loss [Line Items]
Financial receivable, modifications, subsequent default, recorded investment	0		1
Total commercial loans | Real estate — commercial mortgage | Combination
Financing Receivable, Allowance for Credit Loss [Line Items]
Financial receivable, modifications, subsequent default, recorded investment	0	0	0
Total commercial loans | Commercial real estate loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Financial receivable, modifications, subsequent default, recorded investment	18	11	11
Total commercial loans | Commercial real estate loans | Interest Rate Reduction
Financing Receivable, Allowance for Credit Loss [Line Items]
Financial receivable, modifications, subsequent default, recorded investment	0	11	0
Total commercial loans | Commercial real estate loans | Term Extension
Financing Receivable, Allowance for Credit Loss [Line Items]
Financial receivable, modifications, subsequent default, recorded investment	18	0	7
Total commercial loans | Commercial real estate loans | Other
Financing Receivable, Allowance for Credit Loss [Line Items]
Financial receivable, modifications, subsequent default, recorded investment	0	0	1
Total commercial loans | Commercial real estate loans | Combination
Financing Receivable, Allowance for Credit Loss [Line Items]
Financial receivable, modifications, subsequent default, recorded investment	0	0	3
Total commercial loans | Commercial lease financing
Financing Receivable, Allowance for Credit Loss [Line Items]
Financial receivable, modifications, subsequent default, recorded investment			0
Total commercial loans | Commercial lease financing | Interest Rate Reduction
Financing Receivable, Allowance for Credit Loss [Line Items]
Financial receivable, modifications, subsequent default, recorded investment			0
Total commercial loans | Commercial lease financing | Term Extension
Financing Receivable, Allowance for Credit Loss [Line Items]
Financial receivable, modifications, subsequent default, recorded investment			0
Total commercial loans | Commercial lease financing | Other
Financing Receivable, Allowance for Credit Loss [Line Items]
Financial receivable, modifications, subsequent default, recorded investment			0
Total commercial loans | Commercial lease financing | Combination
Financing Receivable, Allowance for Credit Loss [Line Items]
Financial receivable, modifications, subsequent default, recorded investment			0
Total consumer loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Financial receivable, modifications, subsequent default, recorded investment	2	3	0
Total consumer loans | Interest Rate Reduction
Financing Receivable, Allowance for Credit Loss [Line Items]
Financial receivable, modifications, subsequent default, recorded investment	0	0	0
Total consumer loans | Term Extension
Financing Receivable, Allowance for Credit Loss [Line Items]
Financial receivable, modifications, subsequent default, recorded investment	0	0	0
Total consumer loans | Other
Financing Receivable, Allowance for Credit Loss [Line Items]
Financial receivable, modifications, subsequent default, recorded investment	1	0	0
Total consumer loans | Combination
Financing Receivable, Allowance for Credit Loss [Line Items]
Financial receivable, modifications, subsequent default, recorded investment	1	3	$ 0
Total consumer loans | Real estate — residential mortgage
Financing Receivable, Allowance for Credit Loss [Line Items]
Financial receivable, modifications, subsequent default, recorded investment	1	1
Total consumer loans | Real estate — residential mortgage | Interest Rate Reduction
Financing Receivable, Allowance for Credit Loss [Line Items]
Financial receivable, modifications, subsequent default, recorded investment	0	0
Total consumer loans | Real estate — residential mortgage | Term Extension
Financing Receivable, Allowance for Credit Loss [Line Items]
Financial receivable, modifications, subsequent default, recorded investment	0	0
Total consumer loans | Real estate — residential mortgage | Other
Financing Receivable, Allowance for Credit Loss [Line Items]
Financial receivable, modifications, subsequent default, recorded investment	0	0
Total consumer loans | Real estate — residential mortgage | Combination
Financing Receivable, Allowance for Credit Loss [Line Items]
Financial receivable, modifications, subsequent default, recorded investment	1	1
Total consumer loans | Home equity loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Financial receivable, modifications, subsequent default, recorded investment	1	2
Total consumer loans | Home equity loans | Interest Rate Reduction
Financing Receivable, Allowance for Credit Loss [Line Items]
Financial receivable, modifications, subsequent default, recorded investment	0	0
Total consumer loans | Home equity loans | Term Extension
Financing Receivable, Allowance for Credit Loss [Line Items]
Financial receivable, modifications, subsequent default, recorded investment	0	0
Total consumer loans | Home equity loans | Other
Financing Receivable, Allowance for Credit Loss [Line Items]
Financial receivable, modifications, subsequent default, recorded investment	1	0
Total consumer loans | Home equity loans | Combination
Financing Receivable, Allowance for Credit Loss [Line Items]
Financial receivable, modifications, subsequent default, recorded investment	$ 0	$ 2